SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2014	$ (1,620)	$ 366
Changes in other comprehensive income (loss) before reclassifications	(252)
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	1,150	(1,986)	$ (1,394)
Balance as of December 31, 2015	(470)	(1,620)	$ 366
Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	76
Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	1,331
Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	(5)
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2014	(164)
Changes in other comprehensive income (loss) before reclassifications	(266)
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	(261)
Balance as of December 31, 2015	$ (425)	(164)
Unrealized gains (losses) on marketable securities [Member] | Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Unrealized gains (losses) on marketable securities [Member] | Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income
Unrealized gains (losses) on marketable securities [Member] | Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	$ 5
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2014	(1,456)
Changes in other comprehensive income (loss) before reclassifications	4
Amounts reclassified from accumulated other comprehensive income (loss) to :
Net current-period other comprehensive income (loss)	1,411
Balance as of December 31, 2015	(45)	$ (1,456)
Unrealized gains (losses) on cash flow hedges [Member] | Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	76
Unrealized gains (losses) on cash flow hedges [Member] | Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income	$ 1,331
Unrealized gains (losses) on cash flow hedges [Member] | Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive income (loss) to :
Amounts reclassified from accumulated other comprehensive income